Balance Sheet (USD $)	May 31, 2014
Current Assets
Total Current Assets	$ 0
TOTAL ASSETS	0
Current Liabilities
Accounts payable	689
Related party advances	20,000
Total Current Liabilities	20,689
TOTAL LIABILITIES	20,689
STOCKHOLDERS' DEFICIT
Preferred Stock, Authorized 10,000,000 preferred shares, $0.0001 par, none issued and outstanding on May 31, 2014
Common Stock; Authorized 100,000,000 common shares, $0.0001 par, 20,000,000 issued and outstanding on May 31, 2014	2,000
Deficit accumulated during the development stage	(22,689)
TOTAL STOCKHOLDERS' DEFICIT	(20,689)
TOTAL LIABILITIES & STOCKHOLDERS' DEFICIT	$ 0